Segments - Business Segment Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 5,407	[1]	$ 5,328	[1]	$ 4,935	[1]
Depreciation and amortization	493		502		530
Restructuring charges	85		83		59
Stock-based compensation expense	33		26		18
Operating income/(loss)	882		728		673
Total assets	14,583		14,472
Capital expenditures	358		367		334
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Segment Reporting Information [Line Items]
Revenues	3,420		3,409		3,108
Depreciation and amortization	208		198		202
Restructuring charges	60		57		27
Stock-based compensation expense	10		8		7
Operating income/(loss)	409		432		414
Total assets	6,885		6,782
Capital expenditures	171		178		156
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Segment Reporting Information [Line Items]
Revenues	1,987		1,919		1,827
Depreciation and amortization	274		294		313
Restructuring charges	18		15		15
Stock-based compensation expense	7		5		3
Operating income/(loss)	547		464		368
Total assets	6,706		6,560
Capital expenditures	179		182		164
Corporate and eliminations
Segment Reporting Information [Line Items]
Depreciation and amortization	11		10		15
Restructuring charges	7		11		17
Stock-based compensation expense	17		14		8
Operating income/(loss)	(74)		(168)		(109)
Total assets	234	[2]	336	[2]
Capital expenditures	3				8
Expositions
Segment Reporting Information [Line Items]
Total assets	758		794
Capital expenditures	$ 5		$ 7		$ 6

[1]	Revenues are attributed to geographic areas based on the location of customers.
[2]	Includes deferred financing costs of $60 million and $68 million as of December 31, 2012 and 2011, respectively.